BUSINESS COMBINATION (Acquisition of NQ Shenzhen, Narrative) (Details) - USD ($) shares in Thousands, $ in Thousands			12 Months Ended
	Nov. 01, 2016	Jun. 30, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015
Business Acquisition [Line Items]
Goodwill impairment loss	$ 82,300		$ 92,743	$ 2,241
Impairment of intangible assets			$ (3,736)		$ 0
NQ Shenzhen [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Cash consideration		$ 809
Divestment percentage						100.00%
Goodwill impairment loss				2,241
Impairment of intangible assets				$ 298
NQ Shenzhen [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares		1,314,815
Share consideration, fair value of shares		$ 2,125